Investments: Unrealized Gain (Loss) on Investments (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Unrealized Gain (Loss) on Investments
	September 30, 2018	December 31, 2017

Debt securities	$ (732)	$ 17
Deferred income taxes	154	(6)

Net unrealized investment gains (losses)	$ (578)	$ 11